Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 11,825	$ 3,368
Restricted cash deposits	98	185
Trade receivables (net of allowance for credit losses of $139 and $79 at December 31, 2025 and 2024, respectively)	15,638	11,787
Other receivable and prepaid expenses	1,440	1,150
Inventories	6,541	7,870
Total current assets	35,542	24,360
OTHER LONG TERM ASSETS:
Long term assets	128	177
Property and equipment, net	3,449	3,417
Operating lease right-of-use assets, net	926	779
Deferred tax assets	1,250	1,000
Other intangible assets, net	361	422
Goodwill	2,988	4,188
Total assets	44,644	34,343
CURRENT LIABILITIES:
Short term loan and Current maturities of long-term loans	775	439
Operating lease liabilities, current	251	176
Trade payables	6,778	6,362
Employees and payroll accruals	1,266	1,087
Deferred revenues	3,129	2,003
Accrued expenses and other liabilities	983	598
Total current liabilities	13,182	10,665
Long-term loans, net of current maturities	972	980
Operating lease liabilities, non-current	768	576
Long-term deferred revenues	286	293
Accrued severance pay	732	498
Total long-term liabilities	2,758	2,347
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
Share capital:
Ordinary Shares: Authorized; 11,000,000 shares at December 31, 2025 and 2024, respectively; Issued and outstanding: 7,028,934 and : 5,792,559 shares at December 31, 2025 and 2024, respectively and additional paid-in capital	90,061	86,401
Shares to be issued	102
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(61,216)	(64,827)
Total shareholders’ equity	28,704	21,331
Total liabilities and shareholders’ equity	$ 44,644	$ 34,343